25. Provisions (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Provisions Details Abstract
Post-employment benefits	$ 46,524	$ 37,363	$ 35,734
Tax liabilities	3,941	5,338	4,474
Other provisions	0	28,012	0
Total provisions	$ 50,465	$ 70,713	$ 40,208